FT Vest SMID Rising Dividend Achievers Target Income ETF Average Annual Total Returns		12 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended	137 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	12.66%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	20.47%	13.15%	14.29%	13.09%
Nasdaq US Small-Mid Cap Rising Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	13.27%
FT Vest SMID Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	12.45%
Performance Inception Date	Aug. 09, 2023
FT Vest SMID Rising Dividend Achievers Target Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	8.58%
FT Vest SMID Rising Dividend Achievers Target Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.06%	7.84%